Cover	Jul. 21, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096509
Amendment Description	1
Document Type	S-6
Document Period End Date	Jul. 21, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2489
Buyback Leaders Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of common stocks of companies that have repurchased significant amounts of their own stock, also known as “buybacks”, over the past 12 months. The stocks in the Portfolio are derived from the S&P 500 Buyback Index which consists of the top 100 stocks in the S&P 500 Index with the highest buyback ratios over the past 12 months. A company’s buyback ratio measures the amount of cash paid for common share buybacks over the past 12 months, divided by the total market capitalization of common shares at the beginning of the buyback period. The stocks considered for selection were components of the S&P 500 Buyback Index as of July 15, 2026. Invesco Capital Markets, Inc., the Sponsor, defines “buyback leaders” as those companies within the S&P 500 Buyback Index that have repurchased significant amounts of their own stock. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities that the Sponsor identifies as “buyback leaders”.
American Infrastructure Growth Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks and other equity securities of companies in industries that may benefit from increased levels of infrastructure investment in the United States, which Invesco Capital Markets, Inc., the Sponsor, refers to as “American infrastructure growth” companies. The Sponsor seeks to identify companies that are involved in America’s movement towards energy independence, technology and communication growth, renewable energy and utility service modernization. The Sponsor believes that certain industries may have the potential to benefit from increased spending on infrastructure repair and growth in America, including the construction, engineering, utilities, renewable energy, energy pipeline and transportation, railroad, technology and telecommunication infrastructure industries. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in the securities of “American infrastructure growth” companies.
Dividend Income And Value Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks. The Portfolio is selected by Invesco Capital Markets, Inc., the Sponsor, using a selection process intended to identify undervalued, dividend-paying stocks that offer the potential for dividend growth. Value companies are those that the Sponsor believes are undervalued based on dividend yield. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of value companies that pay dividends.